Performance Management - Multi-Sector Income Fund	Aug. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Prior to August 25, 2026, the Fund was known as the Diversified Income Fund, and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to August 25, 2026 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	8.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.02)%
Year-to-date return for Class A shares:	Q2 2026	0.05%

Year to Date Return, Label [Optional Text]	Year-to-date return for Class A shares:
Bar Chart, Year to Date Return	0.05%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	8.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(17.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.principalam.com/mutualfundperformance